ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Erayak Power Solution Group Inc. (“Erayak Group”)

Erayak Group was incorporated on June 14, 2019 under the laws of Cayman Islands. Under its memorandum of association, Erayak Group was authorized to issue 500,000,000 ordinary shares of par value of $0.0001 each, comprising of: (i) 450,000,000 Class A Ordinary Shares of par value of USD0.0001 each, and (ii) 50,000,000 Class B Ordinary Shares of par value of USD0.0001 each. There are currently 49,588,235 issued and outstanding Class A Ordinary Shares and 1,000,000 issued and outstanding Class B Ordinary Shares.

Erayak Group is a holding company and is currently not actively engaging in any business. Erayak Group’s registered agent is Harneys Fiduciary (Cayman) Limited, and its registered office is on the 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Cayman, KY1-1002, Cayman Islands.

Entity Name	Registered Location	Date of Incorporation	Ownership as of the issuance date of the report
Erayak Power Solution Group Inc. (“Erayak Group”)	Cayman Islands	June 14, 2019	Parent
Erayak Power Solution Limited (“Erayak BVI’)	British Virgin Island	June 17, 2019	100% by the Parent
Erayak Power Solution Hong Kong Limited (“Erayak HK”)	Hong Kong	June 26, 2019	100% by Erayak BVI
Ruike Electronics (Wenzhou) Co., Ltd. (“Ruike”)	Wenzhou, China	December 5, 2023	100% by Erayak HK
Wenzhou Wenjie Technology Limited (“Wenjie”)	Wenzhou, China	December 11, 2019	100% by Erayak HK
Zhejiang Leiya Electronics Limited (“Leiya”)	Wenzhou, China	March 5, 2009	100% by Wenjie
Wenzhou New Focus Limited (“New Focus”)	Wenzhou, China	November 21, 2012	100% by Leiya

Erayak Power Solution Limited (“Erayak BVI”)

Erayak BVI was incorporated on June 17, 2019 under the laws of British Virgin Islands. Under its memorandum of association, Erayak BVI is authorized to issue 50,000 ordinary shares of a single class, par value $1 per ordinary share. There are currently 100 issued and outstanding ordinary shares, of which 100% are owned by Erayak Power Solution Group Limited. Erayak BVI is a holding company and is currently not actively engaging in any business. Erayak BVI’s registered agent is Harneys Corporate Services Limited, and its registered office is at Craigmuir Chambers, Road Town, Tortola, VG 1110, British Virgin Islands.

Erayak Power Solution Hong Kong Limited (“Erayak HK”)

Erayak HK was incorporated on June 26, 2019 under the laws of Hong Kong and is a wholly owned subsidiary of Erayak Power Solution Limited. The paid in capital was $3,900,000 as of June 30, 2025. Erayak HK did not have any operations as of June 30, 2025.

Ruike Electronics (Wenzhou) Co., Ltd. (“Ruike”)

Ruike was incorporated on December 5, 2023 in People’s Republic of China (“China” or “PRC”), and is a wholly owned subsidiary of Erayak Power Solution Hong Kong Limited. Ruike is a wholly foreign owned enterprise organized under the laws of the PRC. The paid in capital was $5,010,035 as of June 30, 2025.

Wenzhou Wenjie Technology Limited (“Wenjie”)

Wenjie was incorporated on December 11, 2019 in People’s Republic of China (“China” or “PRC”), and is a wholly owned subsidiary of Erayak Power Solution Hong Kong Limited. Wenjie is a wholly foreign owned enterprise organized under the laws of the PRC. The paid in capital was $3,000,000 as of June 30, 2025. Wenjie did not have any operations as of June 30, 2025.

Zhejiang Leiya Electronics Limited (“Leiya”)

Leiya was incorporated on March 5, 2009 under the laws of the People’s Republic of China. The paid in capital was RMB 6,900,000 as of June 30, 2025.

The registered principal activities of Leiya are mainly development, production and sales of inverters, chargers and gasoline generators.

Wenzhou New Focus Limited (“New Focus”)

New Focus was incorporated on November 21, 2012 in China, and is a wholly owned subsidiary of Leiya. The paid in capital was RMB 5,000,000 as of June 30, 2025.

The principal activity of New Focus is mainly the sale of Leiya’s products, which involves exports to multiple countries.

Reorganization

In or about April and August 2020, the Company completed corporate reorganization to roll several controlled entities (now referred to as the subsidiaries) into one legal corporation (the Company). Shengling Xiang transferred 10% equity of Leiya to Hecang Limited, a Hong Kong entity’s subsidiary, on January 14, 2020. On April 21, 2020, Wenjie acquired 90% equity of Leiya from Shengling Xiang, and 10% from Hecang Limited. As a result, Leiya’s equity interest is 100% held by Wenjie as of April 21, 2020. On August 12, 2020, Chuanlong Lin transferred 100% equity of New Focus to Leiya. Therefore, Leiya holds 100% of equity interest of New Focus as of August 12, 2020. Shengling Xiang, Hecang Limited, and Chuanlong Lin were holding shares on behalf of Lingyi Kong, and therefore, the Company is under the control of Lingyi Kong both before and after the transactions.

During the years presented in these consolidated financial statements, the control of the entities has never changed (always under the ultimate control of Lingyi Kong).   Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.